CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 18,148,466	¥ 127,561,937	¥ 52,394,857	¥ (266,199,240)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization	46,431	326,357	331,347	1,041,272
Credit losses	1,366,507	9,604,907	(4,897,513)	(1,307,865)
Stock compensation expenses				119,618,420
Deferred tax (benefit)/expense	(390)	(2,740)	547,502	(2,666,911)
Loss/(Gain) from short-term investments-unrealized & realized	(18,815,722)	(132,251,950)	(16,218,978)	(124,104)
Loss from disposal of subsidiaries			54,718,523
Amortization of operating lease right-of-use assets	150,667	1,059,007	1,005,700	802,313
Impairment loss for goodwill				106,274,006
Impairment loss for long-lived assets				6,602,198
Change in operating assets and liabilities:
Accounts receivables	(2,827,420)	(19,873,373)	(702,759)	(350,576)
Inventories				909,047
Prepaid services fees	219,795	1,544,892	(4,551,268)	(22,566,719)
Other receivables and prepaid expenses	(891,979)	(6,269,544)	3,772,477
Prepaid expenses and deposits	2,353	16,536
Accounts payable	1,233,304	8,668,644	(2,337,683)	6,711,558
Deferred revenues	528,026	3,711,391	(6,963,049)	(833,113)
Other payables and accrued liabilities	2,465,396	17,328,778	(52,194,764)	7,524,461
Operating lease liabilities	(136,378)	(958,574)	(979,430)	(984,005)
Taxes payable	992,411	6,975,456	5,369,351	137,252
Net cash (used in)/provided by operating activities	2,481,467	17,441,724	29,296,189	(45,412,006)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loss of long-term investment	21	151
Proceeds from disposal of long-term investments				1,256,260
Proceeds from disposal/(Purchases) of property and equipment	(1,159)	(8,149)	(28,641)	437,873
Purchases of short term investments	(133,161,628)	(935,966,450)	(365,970,754)	(18,411,162)
Redemption of short-term investments	11,340,599	79,710,800	251,017,894
Net cash (used in) investing activities	(121,822,167)	(856,263,648)	(124,617,958)	(16,717,029)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan to related party			(1,086,012)
Loan to Parent			(17,379,013)
Proceeds from Parent				37,461,686
Proceeds from bank borrowings	4,268,154	30,000,000	18,140,000	13,500,000
Payments to bank borrowings	(2,134,077)	(15,000,000)	(16,640,000)
Proceeds from related party loans				25,591,431
Stock issuance			129,046,621
Issuance of convertible notes payable	151,807,471	1,067,024,350	696,956,634
Net cash provided by financing activities	153,941,548	1,082,024,350	809,038,230	76,553,117
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(7,135,144)	(50,151,501)	5,004,259	5,077,311
CHANGE IN CASH AND CASH EQUIVALENTS	27,465,702	193,050,925	718,720,720	19,501,393
CASH AND CASH EQUIVALENTS, at beginning of year	147,384,018	1,035,932,786	317,212,066	297,710,673
CASH AND CASH EQUIVALENTS, at end of year	174,849,720	1,228,983,711	1,035,932,786	317,212,066
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	2,283	16,049	105,845	235,198
Cash paid for interest	108,045	759,426	759,480	124,995
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	144,421	1,015,103	1,055,364	586,741
Shares converted from convertible notes payable	$ 172,618,992	¥ 1,213,304,369	¥ 547,865,768